LEASES - Summary of Maturities of Operating and Financing Lease Liabilities - 10-K (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finance Leases
2024	$ 23,560	$ 3,843
2025	2,241	23,560
2026	17,995	2,241
2027	782	17,995
2028	391	782
Thereafter	0	390
Total lease payments	46,898	48,811
Less: present value discount	(5,627)	(7,103)
Present value of lease liabilities	41,271	41,708
Operating Leases
2024	232,133	220,272
2025	231,843	220,997
2026	229,876	220,331
2027	231,979	217,976
2028	233,208	219,679
Thereafter	1,934,120	1,900,357
Total lease payments	3,209,660	2,999,612
Present value of lease liabilities	(1,027,797)	(928,177)
Present value of lease liabilities	2,181,863	2,071,435
Total
2024	255,693	224,115
2025	234,084	244,557
2026	247,871	222,572
2027	232,761	235,971
2028	233,599	220,461
Thereafter	1,934,120	1,900,747
Total lease payments	3,256,558	3,048,423
Less: present value discount	(1,033,424)	(935,280)
Present value of lease liabilities	$ 2,223,134	$ 2,113,143